Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14: SUBSEQUENT EVENTS

On July 24, 2018, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended June 30, 2018 of $0.125 per unit. The distribution is payable on August 14, 2018 to all holders of record of common and general partner units on August 6, 2018. The aggregate amount of the declared distribution is anticipated to be $2,672.